12. Non-controlling Interest	12 Months Ended
Dec. 31, 2013
Non-Controlling Interest
Noncontrolling Interest

On January 1, 2009, the Group adopted FASB Accounting Standards Codification (“ASC”) 810-10-65, “Consolidations -Overall -Transition and Open Effective Date Information”. This accounting standard defines a non-controlling interest in a subsidiary as the portion of the equity (net assets) in a subsidiary not attributable, directly or indirectly, to a parent and requires a non-controlling interest to be presented as a separate component of equity in the consolidated balance sheet. This standard also modifies the presentation of net income by requiring earnings and other comprehensive income to be attributed to controlling and non-controlling interest.

Previously, non-controlling interest’s share of loss is only limited to the capital contribution in the entity and any excess loss is absorbed in the consolidation of majority shareholder. As a result of the adoption of this standard, Wangku was in net deficit positions that the previous non-controlling interest should share its loss with effective from 2009.